Identification and business activity (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating income
Net sales	$ (1,122,995)	$ (1,223,942)	$ (1,015,670)
Total income	(1,167,381)	(1,274,378)	(1,068,791)
Operating costs
Cost of sales, excluding depreciation and amortization	982,957	980,254	824,973
Depreciation and amortization	(241,286)	(213,722)	(192,647)
Mining royalties	(21,526)	(31,217)	(27,611)
Total operating costs	(982,957)	(980,254)	(824,973)
Gross loss	(184,424)	(294,124)	(243,818)
Operating income (expenses), net
Reversal of Impairment loss of long-lived assets, note 11(b)	0	11,770	0
Administrative expenses	(78,760)	(83,597)	(81,692)
Impairment loss of long-lived assets		(21,620)	0
Others, net	68,683	258,826	24,107,000
Total operating expenses, net	(130,669)	(188,608)	(111,622)
Operating loss	(53,755)	(105,516)	(132,196)
Other income (expense), net
Finance costs, note 15(b)	(38,456)	(34,623)	(31,580)
Net gain (loss) from currency exchange difference	1,366	(2,928)	(2,638)
Total other expenses, net	(31,280)	(12,971)	(387,433)
Loss before income tax	(7,203)	(10,098)	(19,069)
Loss from discontinued operations	7,203	10,098	19,073
Discontinued Operations Mining Activities [Member]
Operating income
Net sales	0	0	1,149
Total income	0	0	1,149
Operating costs
Cost of sales, excluding depreciation and amortization	0	0	(4,842)
Exploration	0	0	(3,777)
Depreciation and amortization	0	0	(5,049)
Mining royalties	0	0	(11)
Total operating costs	0	0	(13,679)
Gross loss	0	0	(12,530)
Operating income (expenses), net
Changes in provision for closure of mining units, note 15(b)	(6,013)	(12,701)	(3,365)
Derecognition of long-lived assets	(2,837)	0	0
Net loss in sale of mining units	0	(18,550)	(3,014)
Administrative expenses	0	(941)	(111)
Reversal (provision) for contingencies	0	(423)	901
Gain (loss) for sale in other assets	0	(162)	3,200
Reversal of provision for closure of mining units for sale of mining units, note 15(b)	0	11,700	0
Reversal of provision for impairment of inventories, note 8(c)	0	1,345	706
Impairment loss of long-lived assets	0	0	(2,043)
Others, net	(1,147)	(6,871)	(1,793)
Total operating expenses, net	(7,160)	(9,406)	(5,519)
Operating loss	(7,160)	(9,406)	(18,049)
Other income (expense), net
Finance costs, note 15(b)	(54)	(694)	(970)
Net gain (loss) from currency exchange difference	11	2	(50)
Total other expenses, net	(43)	(692)	(1,020)
Income tax	0	0	(4)
Loss from discontinued operations	$ (7,203)	$ (10,098)	$ (19,073)
Loss from the discontinued operations, per basic and diluted share, express in U. S. dollars	$ (30)	$ (40)	$ (70)